UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2019

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (2.4%)
Domestic Banks (1.5%)
Citibank NA
2.78%, 3/21/19	$23,000	$23,007
U.S. Bank NA
2.91%, 7/23/19	10,400	10,409
		33,416
International Banks (0.9%)
Bank of Nova Scotia
2.82%, 9/20/19	9,000	9,002
Toronto Dominion Bank,
2.62%, 6/14/19	6,250	6,249
2.73%, 8/7/19	5,500	5,500
		20,751
Total Certificates of Deposit (Cost $54,129)		54,167

Commercial Paper (a) (17.5%)
Asset-Backed Diversified Financial Services (1.0%)
Collateralized Commercial Paper Co. LLC
2.88%, 4/10/19	3,000	2,985
Collateralized Commercial Paper II Co. LLC,
2.92%, 7/8/19	5,000	4,939
2.96%, 9/19/19	15,000	14,725
		22,649
Asset-Backed Insurance (3.3%)
MetLife Short Term Funding LLC,
2.75%, 6/17/19 – 6/24/19	52,000	51,445
2.76%, 7/15/19	10,000	9,874
2.78%, 7/22/19	11,600	11,447
		72,766
Automobiles (1.1%)
Toyota Credit Canada, Inc.,
2.83%, 3/25/19	20,000	19,926
2.84%, 3/26/19	5,000	4,981
		24,907
Computer Technology (1.1%)
Apple, Inc.
2.79%, 9/16/19	25,000	24,563

Diversified Financial Services (0.2%)
Ontario Teachers Financial Trust
2.81%, 9/19/19	5,000	4,907

Domestic Banks (1.1%)
JP Morgan Securities LLC,
2.94%, 7/2/19	10,000	9,882
2.98%, 6/19/19	15,000	14,838
		24,720

Food & Beverage (0.7%)
Coca-Cola Co. 3.02%, 9/25/19	15,000	14,724

International Banks (9.0%)
BPCE SA,
2.86%, 7/1/19	25,000	24,714
3.00%, 6/19/19 (b)	30,000	29,686
DBS Bank Ltd.,
2.81%, 3/20/19	15,000	14,948
2.94%, 6/20/19	15,000	14,837
Federation Des Caisses Desjardins,
2.79%, 3/21/19	10,000	9,966
2.84%, 3/20/19	12,000	11,959
Oversea Chinese Banking Corporation
2.82%, 3/25/19	10,000	9,963
Skandinaviska Enskilda Banken AB
3.00%, 6/21/19	6,350	6,285
Sumitomo Mitsui Banking Corp.
2.84%, 6/20/19	25,000	24,737
Sumitomo Mitsui Trust Bank Ltd.,
2.82%, 3/18/19	15,000	14,952
2.84%, 3/20/19	10,000	9,966
2.86%, 3/19/19	5,000	4,984
2.87%, 3/21/19 – 3/22/19	25,000	24,915
		201,912
Total Commercial Paper (Cost $391,043)		391,148

Floating Rate Notes (c) (35.4%)
Asset-Backed Diversified Financial Services (0.5%)
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.33%
2.84%, 7/23/19 (b)	10,000	10,006

Automobiles (0.7%)
Toyota Motor Credit, 1 Month USD LIBOR + 0.27%
2.78%, 10/11/19	15,000	15,004

Domestic Banks (7.5%)
Bank of America NA,
3 Month USD LIBOR + 0.05%, 2.85%, 4/2/19	15,000	15,000
HSBC Bank USA NA,
1 Month USD LIBOR + 0.19%, 2.69%, 6/24/19	5,000	5,000
1 Month USD LIBOR + 0.24%, 2.74%, 4/26/19	15,000	15,005
1 Month USD LIBOR + 0.24%, 2.75%, 4/25/19	9,500	9,504
1 Month USD LIBOR + 0.30%, 3.06%, 10/22/19	25,000	25,008
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.37%, 2.87%, 10/1/19	25,000	25,024
1 Month USD LIBOR + 0.37%, 2.88%, 10/4/19	15,000	15,014
JP Morgan Securities LLC,
3 Month USD LIBOR + 0.18%, 2.97%, 4/15/19 (b)	8,500	8,502
U.S. Bank NA
2.82%, 7/24/19	40,000	40,018
Wells Fargo Bank NA,
3 Month USD LIBOR + 0.16%, 2.98%, 6/24/19	10,000	10,009
		168,084

International Banks (26.7%)
ANZ New Zealand International Ltd.,
1 Month USD LIBOR + 0.31%, 2.81%, 6/21/19 (b)	5,000	5,002
3 Month USD LIBOR + 0.03%, 2.84%, 3/28/19 (b)	5,000	5,000
3 Month USD LIBOR + 0.07%, 2.89%, 3/25/19 (b)	10,000	10,000
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.30%, 2.82%, 6/24/19 (b)	15,000	15,007
3 Month USD LIBOR + 0.03%, 2.84%, 3/28/19	5,000	5,000
Bank of Montreal,
3 Month USD LIBOR + 0.33%, 3.11%, 6/12/19	5,000	5,005
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.20%, 2.98%, 4/16/19 (b)	2,040	2,041
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.36%, 2.86%, 9/26/19 (b)	10,000	10,011
Commonwealth Bank of Australia,
3 Month USD LIBOR + 0.25%, 3.05%, 4/1/19 (b)	5,000	5,002
Credit Suisse AG,
SOFR + 0.43%, 2.16%, 5/2/19	5,000	5,001
SOFR + 0.27%, 2.78%, 4/4/19	25,000	24,998
SOFR + 0.45%, 3.15%, 7/12/19	20,000	20,000
HSBC Bank PLC,
1 Month USD LIBOR + 0.30%, 2.80%, 7/22/19 (b)	8,000	8,004
3 Month USD LIBOR + 0.20%, 2.94%, 9/25/19 (b)	5,000	5,005
3 Month USD LIBOR + 0.17%, 2.99%, 6/24/19 (b)	10,000	10,007
3 Month USD LIBOR + 0.24%, 3.06%, 3/27/19 (b)	4,000	4,001
Mizuho Bank Ltd.,
3 Month USD LIBOR + 0.11%, 2.93%, 4/15/19	25,000	25,002
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.33%, 2.85%, 9/24/19 (b)	10,000	10,007
3 Month USD LIBOR + 0.19%, 2.97%, 3/14/19	3,600	3,604
Nordea Bank AB,
1 Month USD LIBOR + 0.18%, 2.69%, 6/25/19	15,000	14,997
3 Month USD LIBOR + 0.20%, 2.99%, 3/15/19	20,000	20,003
3 Month USD LIBOR + 0.20%, 3.00%, 4/5/19	14,000	14,003
3 Month USD LIBOR + 0.28%, 3.06%, 10/10/19	5,000	5,005
Oversea Chinese Banking Corporation,
3 Month USD LIBOR + 0.09%, 2.91%, 3/25/19 (b)	5,000	5,000
Royal Bank of Canada,
3 Month USD LIBOR + 0.06%, 2.87%, 6/24/19	15,000	15,001
3 Month USD LIBOR + 0.06%, 2.88%, 6/26/19	20,000	20,002
3 Month USD LIBOR + 0.07%, 2.89%, 6/26/19	15,000	15,002
3 Month USD LIBOR + 0.08%, 2.89%, 6/26/19	6,000	6,001
3 Month USD LIBOR + 0.12%, 2.94%, 3/22/19	10,000	10,001
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.31%, 2.81%, 8/21/19	50,000	50,030
1 Month USD LIBOR + 0.30%, 2.82%, 6/24/19	15,000	15,009
1 Month USD LIBOR + 0.31%, 2.82%, 8/23/19	1,900	1,901
3 Month USD LIBOR + 0.07%, 2.88%, 6/28/19	10,000	10,003
3 Month USD LIBOR + 0.14%, 2.96%, 9/27/19	15,000	15,012
3 Month USD LIBOR + 0.19%, 2.97%, 4/10/19	5,978	5,980
Swedbank AB,
3 Month USD LIBOR + 0.08%, 2.90%, 3/25/19	5,000	5,000
Toronto Dominion Bank,
1 Month USD LIBOR + 0.30%, 2.81%, 7/22/19	15,000	15,005
3 Month USD LIBOR + 0.20%, 2.84%, 9/25/19 (b)	10,000	10,010
1 Month USD LIBOR + 0.34%, 2.85%, 8/23/19 (b)	15,000	15,010
3 Month USD LIBOR + 0.07%, 2.89%, 3/25/19 – 6/26/19(b)	32,000	32,004
3 Month USD LIBOR + 0.13%, 2.95%, 3/22/19 (b)	15,000	15,002

3 Month USD LIBOR + 0.22%, 3.01%, 3/20/19	5,805	5,809
UBS AG London,
1 Month USD LIBOR + 0.26%, 2.76%, 8/28/19 (b)	11,000	11,002
1 Month USD LIBOR + 0.32%, 2.83%, 3/25/19 (b)	15,000	15,007
3 Month USD LIBOR + 0.10%, 2.92%, 6/24/19 (b)	35,000	34,992
1 Month USD LIBOR + 0.42%, 2.93%, 6/20/19 (b)	10,761	10,769
Westpac Banking Corp.,
1 Month USD LIBOR + 0.33%, 2.84%, 9/18/19 (b)	15,000	15,010
3 Month USD LIBOR + 0.20%, 2.98%, 3/12/19	12,666	12,673
		597,940
Total Floating Rate Notes (Cost $790,768)		791,034

Repurchase Agreements (32.2%)
ABN Amro Securities LLC, (2.49%, dated 1/31/19, due 2/1/19; proceeds $15,001; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 8/1/47 - 11/1/48 and various Corporate Bonds, 2.13% - 4.75% due 4/15/20 - 4/26/47; valued at $15,486)	15,000	15,000
BMO Capital Markets Corp., (2.49%, dated 1/31/19, due 2/1/19; proceeds $60,004; fully collateralized by various Corporate Bonds, 1.75% - 9.25% due 4/1/19 - 12/1/95 (d); valued at $62,981)	60,000	60,000
BMO Capital Markets Corp., (2.55%, dated 1/22/19, due 3/21/19; proceeds $25,103; fully collateralized by various Corporate Bonds, 1.90% - 5.45% due 3/15/19 - 1/23/39; valued at $26,250) (Demand 2/7/19)	25,000	25,000
BNP Paribas Prime Brokerage, Inc., (2.62%, dated 1/31/19, due 2/1/19; proceeds $85,006; fully collateralized by various Corporate Bonds, 4.00% - 12.75% due 3/15/19 - 2/1/28; valued at $90,118)	85,000	85,000
BNP Paribas Prime Brokerage, Inc., (3.06% (c), dated 8/22/18, due 4/25/19; proceeds $15,314; fully collateralized by various Corporate Bonds, 4.88% - 13.00% due 10/16/20 - 2/15/28; valued at $16,022) (Demand 2/25/19)	15,000	15,000
BNP Paribas Prime Brokerage, Inc., (3.06% (c), dated 10/25/18, due 7/25/19; proceeds $5,116; fully collateralized by various Corporate Bonds, 7.50% - 10.00% due 5/1/23 - 8/15/25; valued at $5,382) (Demand 2/25/19)	5,000	5,000
HSBC Securities USA, Inc., (2.49%, dated 1/31/19, due 2/1/19; proceeds $14,001; fully collateralized by a Corporate Bond, 3.90% due 8/21/27; valued at $14,669)	14,000	14,000
HSBC Securities USA, Inc., (2.59%, dated 1/31/19, due 2/1/19; proceeds $15,001; fully collateralized by various Corporate Bonds, 5.00% - 8.13% due 3/15/24 - 2/1/27; valued at $15,863)	15,000	15,000
ING Financial Markets LLC, (2.50%, dated 1/31/19, due 2/1/19; proceeds $1,000; fully collateralized by various Corporate Bonds, 1.75% - 4.75% due 9/29/19 - 9/21/28; valued at $1,050)	1,000	1,000
JP Morgan Securities LLC, (3.02% (c), dated 8/16/18, due 5/22/19; proceeds $14,327; fully collateralized by various Corporate Bonds, 3.10% - 9.00% due 3/15/20 - 8/15/26 (d); valued at $14,852) (Demand 2/22/19)	14,000	14,000
JP Morgan Securities LLC, (3.02% (c), dated 11/20/18, due 7/22/19; proceeds $10,205; fully collateralized by various Corporate Bonds, 4.10% - 8.25% due 10/1/23 - 6/15/47; valued at $10,594) (Demand 2/22/19)	10,000	10,000
JP Morgan Securities LLC, (3.03% (c), dated 10/26/18, due 7/22/19; proceeds $10,226; fully collateralized by various Corporate Bonds, 4.63% - 8.75% due 2/1/21 - 8/1/26 (d); valued at $10,605) (Demand 2/22/19)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (2.64%, dated 1/31/19, due 2/1/19; proceeds $25,002; fully collateralized by various Corporate Bonds, 3.15% - 9.50% due 9/30/22 - 6/15/47; valued at $26,442)	25,000	25,000

Mizuho Securities USA, Inc., (2.49%, dated 1/31/19, due 2/1/19; proceeds $30,002; fully collateralized by various Common Stocks and a Preferred Stock; valued at $31,500)	30,000	30,000
Natixis, (Interest in $2,250,000 joint repurchase agreement, 2.57% dated 1/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,250,161 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65; valued at $2,309,418)	14,000	14,000
RBC Capital Markets LLC, (2.50%, dated 1/31/19, due 2/7/19; proceeds $35,017; fully collateralized by various Corporate Bonds, 2.75% - 6.00% due 9/20/19 - 9/15/41; valued at $36,692)	35,000	35,000
Scotia Capital USA, Inc., (2.59%, dated 1/31/19, due 2/1/19; proceeds $100,007; fully collateralized by various Corporate Bonds, 3.75% - 8.25% due 3/1/19 - 10/15/27; valued at $104,343)	100,000	100,000
SG Americas Securities, (2.56%, dated 1/31/19, due 2/1/19 (d); proceeds $15,001; fully collateralized by various Common Stocks and a Preferred Stock; valued at $15,750)	15,000	15,000
Wells Fargo Securities LLC, (2.49%, dated 1/31/19, due 2/1/19; proceeds $27,002; fully collateralized by various Corporate Bonds, 2.33% - 4.30% due 1/23/20 - 5/1/48; valued at $28,350)	27,000	27,000
Wells Fargo Securities LLC, (2.54%, dated 1/31/19, due 2/1/19 (d); proceeds $5,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 2.59% dated 1/31/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,084 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 12/1/48 (d); valued at $1,200,154)	156,000	156,000
Wells Fargo Securities LLC, (3.19%, dated 12/18/18, due 3/19/19; proceeds $20,161; fully collateralized by various Corporate Bonds, 2.30% - 4.55% due 11/3/20 - 10/1/29; valued at $21,001)	20,000	20,000
Wells Fargo Securities LLC, (3.19%, dated 12/19/18, due 3/20/19; proceeds $25,202; fully collateralized by various Corporate Bonds, 2.00% - 8.88% due 10/30/20 - 9/14/47 (d); valued at $26,323)	25,000	25,000
Total Repurchase Agreements (Cost $721,000)		721,000

Time Deposits (12.4%)
International Banks (12.4%)
Credit Agricole CIB (Grand Cayman)
2.37%, 2/1/19	111,000	111,000
DNB Bank ASA (New York Branch)
2.37%, 2/1/19	111,000	111,000
Mizuho Bank Ltd.
2.41%, 2/1/19	56,000	56,000
Total Time Deposits (Cost $278,000)		278,000
Total Investments (99.9%) (Cost $2,234,940) (e)(f)		2,235,349
Other Assets in Excess of Liabilities (0.1%)		1,788
Net Assets (100.0%)		$2,237,137

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2019.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(f)

At January 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $443,000 and the aggregate gross unrealized depreciation is approximately $34,000, resulting in net unrealized appreciation of approximately $409,000.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	35.4%
Repurchase Agreements	32.3
Commercial Paper	17.5
Time Deposits	12.4
Other*	2.4
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (0.4%)
Domestic Bank (0.4%)
Citibank NA
2.78%, 3/21/19 (Cost $40,000)	$40,000	$40,011

Commercial Paper (a) (17.0%)
Asset-Backed Diversified Financial Services (1.2%)
Collateralized Commercial Paper Co. LLC
2.88%, 4/10/19	12,050	11,989
Collateralized Commercial Paper II Co. LLC
2.96%, 9/19/19	105,000	103,073
		115,062
Asset-Backed Insurance (3.2%)
MetLife Short Term Funding LLC,
2.75%, 6/17/19 – 6/24/19	221,000	218,635
2.76%, 7/15/19	25,000	24,685
2.78%, 7/22/19	60,000	59,211
		302,531
Automobiles (0.8%)
Toyota Credit Canada, Inc.,
2.83%, 3/25/19	55,000	54,797
2.84%, 3/26/19	20,000	19,924
		74,721
Computer Technology (1.4%)
Apple, Inc.
2.79%, 9/16/19	135,000	132,638

Diversified Financial Services (0.8%)
National Securities Clearing Corp.
2.68%, 7/1/19 (b)	50,000	49,428
Ontario Teachers Financial Trust,
2.81%, 9/19/19	15,000	14,722
2.84%, 8/7/19	15,000	14,779
		78,929
Domestic Bank (1.0%)
JP Morgan Securities LLC
2.94%, 7/2/19	100,000	98,819

International Banks (8.5%)
BPCE SA,
2.86%, 7/1/19	120,000	118,629
3.00%, 6/19/19 (c)	35,000	34,634
DBS Bank Ltd.,
2.81%, 3/20/19	70,000	69,759
2.94%, 6/20/19	85,000	84,078
Federation Des Caisses Desjardins
2.79%, 3/21/19	80,000	79,724
Sumitomo Mitsui Banking Corp.,
2.79%, 3/22/19	60,000	59,792
2.84%, 6/20/19	125,000	123,685

Sumitomo Mitsui Trust Bank Ltd.,
2.82%, 3/18/19	35,000	34,888
2.85%, 3/20/19	70,000	69,766
2.86%, 3/19/19	25,000	24,918
2.87%, 3/22/19	95,000	94,669
Suncorp-Metway Ltd.
2.76%, 7/29/19	13,000	12,812
		807,354
Total Commercial Paper (Cost $1,609,824)		1,610,054

Floating Rate Notes (d) (37.8%)
Automobiles (0.6%)
Toyota Motor Credit, 1 Month USD LIBOR + 0.27%
2.78%, 10/11/19	60,000	60,017

Domestic Banks (9.3%)
Bank of America NA, 3 Month USD LIBOR + 0.05%
2.85%, 4/2/19	85,000	85,000
Citibank NA, 3 Month USD LIBOR + 0.34%
3.13%, 3/20/19	35,181	35,194
HSBC Bank USA NA,
1 Month USD LIBOR + 0.19%, 2.69%, 6/24/19	30,000	30,001
1 Month USD LIBOR + 0.24%, 2.74%, 4/26/19	65,000	65,024
1 Month USD LIBOR + 0.24%, 2.75%, 4/25/19	43,000	43,016
3 Month USD LIBOR + 0.08%, 2.90%, 6/24/19	50,000	50,016
1 Month USD LIBOR + 0.30%, 3.06%, 10/22/19	75,000	75,024
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.37%, 2.87%, 10/1/19	125,000	125,118
1 Month USD LIBOR + 0.37%, 2.88%, 10/4/19	50,000	50,047
JP Morgan Securities LLC, 3 Month USD LIBOR + 0.18%
2.97%, 4/15/19 (c)	45,000	45,009
U.S. Bank NA,
2.77%, 7/23/19	50,000	50,001
2.82%, 7/24/19	135,000	135,061
Wells Fargo Bank NA,
3 Month USD LIBOR + 0.16%, 2.98%, 6/24/19	80,000	80,075
1 Month USD LIBOR + 0.52%, 3.03%, 3/27/19	10,000	10,008
		878,594
International Banks (27.9%)
ANZ New Zealand International Ltd.,
1 Month USD LIBOR + 0.31%, 2.81%, 6/21/19 (c)	45,000	45,023
3 Month USD LIBOR + 0.03%, 2.84%, 3/28/19 (c)	20,000	19,999
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.30%, 2.82%, 6/24/19 (c)	80,000	80,038
3 Month USD LIBOR + 0.03%, 2.84%, 3/28/19	20,000	20,000
Bank of Montreal, 3 Month USD LIBOR + 0.33%
3.11%, 6/12/19	25,000	25,023
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.35%, 2.86%, 10/1/19 (c)	50,000	50,052
1 Month USD LIBOR + 0.36%, 2.86%, 9/26/19 (c)	65,000	65,069
3 Month USD LIBOR + 0.41%, 3.20%, 9/20/19	33,800	33,851
Commonwealth Bank of Australia,
3 Month USD LIBOR + 0.25%, 3.05%, 4/1/19 (c)	25,000	25,008
Credit Suisse AG,
SOFR + 0.43%, 2.16%, 5/2/19	45,000	45,006
SOFR + 0.45%, 3.15%, 7/12/19	245,000	245,008
HSBC Bank PLC,
1 Month USD LIBOR + 0.30%, 2.80%, 7/22/19 (c)	42,000	42,019

3 Month USD LIBOR + 0.20%, 2.94%, 9/25/19 (c)	30,000	30,031
3 Month USD LIBOR + 0.17%, 2.99%, 6/24/19 (c)	35,000	35,023
Mizuho Bank Ltd.,
3 Month USD LIBOR + 0.11%, 2.93%, 4/15/19	100,000	100,006
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.33%, 2.85%, 9/24/19 (c)	75,000	75,052
3 Month USD LIBOR + 0.19%, 2.97%, 3/14/19	12,000	12,013
Nordea Bank AB,
1 Month USD LIBOR + 0.18%, 2.69%, 6/25/19	85,000	84,982
3 Month USD LIBOR + 0.20%, 2.99%, 3/15/19	105,000	105,015
Royal Bank of Canada,
3 Month USD LIBOR + 0.06%, 2.87%, 6/24/19	135,000	135,012
3 Month USD LIBOR + 0.06%, 2.88%, 6/26/19	80,000	80,007
3 Month USD LIBOR + 0.08%, 2.89%, 6/26/19	44,000	44,007
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.31%, 2.81%, 8/21/19	225,000	225,136
1 Month USD LIBOR + 0.30%, 2.82%, 6/24/19	75,000	75,044
3 Month USD LIBOR + 0.07%, 2.88%, 6/28/19	40,000	40,010
3 Month USD LIBOR + 0.14%, 2.96%, 9/27/19	50,000	50,039
Swedbank AB,
3 Month USD LIBOR + 0.08%, 2.90%, 3/25/19	45,000	44,999
Toronto Dominion Bank,
1 Month USD LIBOR + 0.30%, 2.81%, 7/22/19	100,000	100,035
3 Month USD LIBOR + 0.20%, 2.84%, 9/25/19 (c)	50,000	50,051
1 Month USD LIBOR + 0.34%, 2.85%, 8/23/19 (c)	65,000	65,045
3 Month USD LIBOR + 0.07%, 2.89%, 3/25/19 (c)	83,000	83,007
3 Month USD LIBOR + 0.13%, 2.95%, 3/22/19 (c)	85,000	85,010
3 Month USD LIBOR + 0.22%, 3.01%, 3/20/19	13,280	13,289
UBS AG London,
1 Month USD LIBOR + 0.32%, 2.83%, 3/25/19 (c)	70,000	70,032
3 Month USD LIBOR + 0.10%, 2.92%, 6/24/19(c)	150,000	149,968
Westpac Banking Corp.,
1 Month USD LIBOR + 0.33%, 2.84%, 9/18/19 (c)	65,000	65,044
3 Month USD LIBOR + 0.20%, 2.98%, 3/12/19	129,350	129,418
		2,643,371
Total Floating Rate Notes (Cost $3,580,742)		3,581,982

Repurchase Agreements (34.0%)
ABN Amro Securities LLC, (2.49%, dated 1/31/19, due 2/1/19; proceeds $50,003; fully collateralized by various Corporate Bonds, 1.38% - 9.25% due 2/22/19 - 9/1/50, various U.S. Government agency securities, 3.50% - 4.00% due 5/20/47 - 11/1/48 and various U.S. Government obligations, 3.00% - 3.88% due 8/15/40 - 2/15/47 (e); valued at $51,558)	50,000	50,000
ABN Amro Securities LLC, (Interest in $600,000 joint repurchase agreement, 2.60% dated 1/31/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $600,043 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/15/58; valued at $617,611)	172,000	172,000
BMO Capital Markets Corp., (2.49%, dated 1/31/19, due 2/1/19; proceeds $234,016; fully collateralized by various Corporate Bonds, 1.88% - 8.25% due 2/15/19 - 12/1/95 (e); valued at $245,641)	234,000	234,000
BMO Capital Markets Corp., (2.55%, dated 1/22/19, due 3/21/19; proceeds $100,411; fully collateralized by various Corporate Bonds, 1.90% - 7.90% due 3/12/19 - 12/1/95 (e); valued at $105,001) (Demand 2/7/19)	100,000	100,000

BNP Paribas Prime Brokerage, Inc., (2.62%, dated 1/31/19, due 2/1/19; proceeds $395,029; fully collateralized by various Corporate Bonds, 3.88% - 13.00% due 4/15/19 - 11/1/66 (e); valued at $418,575)	395,000	395,000
BNP Paribas Prime Brokerage, Inc., (3.06% (d), dated 10/25/18, due 7/25/19; proceeds $71,624; fully collateralized by various Corporate Bonds, 4.63% - 11.38% due 3/1/20 - 1/15/28; valued at $75,365) (Demand 2/25/19)	70,000	70,000
Credit Agricole Corp., (Interest in $850,000 joint repurchase agreement, 2.58% dated 1/31/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $850,061 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government agency securities with various maturities to 11/20/47; valued at $875,377)	727,000	727,000
HSBC Securities USA, Inc., (2.49%, dated 1/31/19, due 2/1/19; proceeds $10,001; fully collateralized by various Corporate Bonds, 3.49% - 4.88% due 5/23/23 - 6/25/48; valued at $10,501)	10,000	10,000
HSBC Securities USA, Inc., (2.59%, dated 1/31/19, due 2/1/19; proceeds $71,005; fully collateralized by various Corporate Bonds, 4.50% - 10.63% due 6/1/21 - 2/1/29 (e); valued at $75,202)	71,000	71,000
ING Financial Markets LLC, (2.50%, dated 1/31/19, due 2/1/19; proceeds $29,002; fully collateralized by various Corporate Bonds, 1.63% - 7.88% due 6/18/19 - 3/15/77; valued at $30,451)	29,000	29,000
JP Morgan Securities LLC, (3.02% (d), dated 10/26/18, due 7/22/19; proceeds $61,352; fully collateralized by various Corporate Bonds, 4.13% - 10.00% due 1/15/21 - 11/15/66; valued at $63,401) (Demand 2/22/19)	60,000	60,000
JP Morgan Securities LLC, (3.02% (d), dated 8/16/18, due 5/22/19; proceeds $61,405; fully collateralized by various Corporate Bonds, 4.25% - 10.00% due 9/1/19 - 1/15/28; valued at $63,640) (Demand 2/22/19)	60,000	60,000
JP Morgan Securities LLC, (3.03% (d), dated 11/20/18, due 7/22/19; proceeds $40,821; fully collateralized by various Corporate Bonds, 4.88% - 10.75% due 4/1/22 - 10/1/44; valued at $42,461) (Demand 2/22/19)	40,000	40,000
Merrill Lynch Pierce Fenner & Smith, (2.64%, dated 1/31/19, due 2/1/19; proceeds $100,007; fully collateralized by various Corporate Bonds, 2.70% - 11.00% due 4/1/19 - 9/15/37 (e); valued at $106,000)	100,000	100,000
Mizuho Securities USA, Inc., (2.49%, dated 1/31/19, due 2/1/19; proceeds $111,008; fully collateralized by various Common Stocks and Preferred Stocks; valued at $116,550)	111,000	111,000
Natixis, (Interest in $2,250,000 joint repurchase agreement, 2.57% dated 1/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,250,161 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65; valued at $2,309,418)	30,000	30,000
RBC Capital Markets LLC, (2.50%, dated 1/31/19, due 2/7/19; proceeds $135,066; fully collateralized by various Corporate Bonds, 2.55% - 8.05% due 9/1/20 - 9/1/48 and a U.S. Government agency security, 3.50% due 7/1/48 (e); valued at $141,430)	135,000	135,000
Scotia Capital USA, Inc., (2.59%, dated 1/31/19, due 2/1/19; proceeds $400,029; fully collateralized by various Corporate Bonds, 3.55% - 8.38% due 3/1/19 - 10/15/27; valued at $423,427)	400,000	400,000
SG Americas Securities, (2.56%, dated 1/31/19, due 2/1/19; proceeds $127,009; fully collateralized by various Common Stocks and a Preferred Stock; valued at $133,350)	127,000	127,000

Wells Fargo Securities LLC, (2.49%, dated 1/31/19, due 2/1/19; proceeds $73,005; fully collateralized by various Corporate Bonds, 1.85% - 4.88% due 6/22/20 - 1/23/43; valued at $76,629)	73,000	73,000
Wells Fargo Securities LLC, (2.54%, dated 1/31/19, due 2/1/19; proceeds $44,003; fully collateralized by various Common Stocks and Preferred Stocks; valued at $46,200)	44,000	44,000
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 2.59% dated 1/31/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,084 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 12/1/48; valued at $1,200,154)	27,000	27,000
Wells Fargo Securities LLC, (3.19%, dated 12/18/18, due 3/19/19; proceeds $90,726; fully collateralized by various Corporate Bonds, 1.50% - 7.40% due 3/15/19 - 1/23/59; valued at $94,500)(e)	90,000	90,000
Wells Fargo Securities LLC, (3.19%, dated 12/19/18, due 3/20/19; proceeds $70,564; fully collateralized by various Corporate Bonds, 2.75% - 7.88% due 11/2/22 - 1/15/55; valued at $73,481)	70,000	70,000
Total Repurchase Agreements (Cost $3,225,000)		3,225,000

Time Deposits (11.3%)
International Banks (11.3%)
Credit Agricole CIB (Grand Cayman)
2.37%, 2/1/19	474,000	474,000
DNB Bank ASA (New York Branch)
2.37%, 2/1/19	189,000	189,000
Mizuho Bank Ltd.
2.41%, 2/1/19	244,000	244,000
Natixis (Grand Cayman)
2.36%, 2/1/19	166,000	166,000
Total Time Deposits (Cost $1,073,000)		1,073,000
Total Investments (100.5%) (Cost $9,528,566) (f)(g)(h)		9,530,047
Liabilities in Excess of Other Assets (-0.5%)		(47,780)
Net Assets (100.0%)		$9,482,267

(a)	The rates shown are the effective yields at the date of purchase.
(b)	All or a portion of the security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2019.

(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At January 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,656,000 and the aggregate gross unrealized depreciation is approximately $175,000, resulting in net unrealized appreciation of approximately $1,481,000.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	37.6%
Repurchase Agreements	33.8
Commercial Paper	16.9
Time Deposits	11.3
Other*	0.4
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (54.5%)
ABN Amro Securities LLC, (Interest in $250,000 joint repurchase agreement, 2.58% dated 1/31/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $250,018 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $255,031)	$250,000	$250,000
ABN Amro Securities LLC, (Interest in $600,000 joint repurchase agreement, 2.60% dated 1/31/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $600,043 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/15/58; valued at $617,611)	378,000	378,000
Bank of America, (2.57%, dated 1/31/19, due 2/1/19; proceeds $100,007; fully collateralized by a U.S. Government agency security, 3.00% due 6/20/46; valued at $103,259)	100,000	100,000
Bank of Nova Scotia, (2.55%, dated 1/31/19, due 2/1/19; proceeds $270,019; fully collateralized by various U.S. Government obligations, 0.13% - 3.13% due 7/15/23 - 5/15/48; valued at $275,611)	270,000	270,000
BMO Capital Markets Corp., (2.55%, dated 1/22/19, due 3/25/19; proceeds $50,220; fully collateralized by various U.S. Government agency securities, 0.00% - 12.61% due 2/25/25 - 11/20/68 (a); valued at $52,500) (Demand 2/7/19)	50,000	50,000
BMO Capital Markets Corp., (2.57%, dated 1/31/19, due 2/1/19; proceeds $150,011; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 1/1/26 - 8/20/68 and a U.S. Government obligation, 3.00% due 11/15/45 (a); valued at $154,607)	150,000	150,000
BMO Capital Markets Corp., (2.59%, dated 1/25/19, due 4/25/19; proceeds $150,971; fully collateralized by various U.S. Government agency securities, 0.00% - 7.21% due 11/25/20 - 11/20/68 (a); valued at $157,486) (Demand 2/7/19)	150,000	150,000
BMO Capital Markets Corp., (2.60%, dated 1/17/19, due 4/18/19; proceeds $50,329; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 6/20/34 - 4/20/68 (a); valued at $52,484) (Demand 2/7/19)	50,000	50,000
BMO Capital Markets Corp., (2.60%, dated 1/22/19, due 4/18/19; proceeds $50,311; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 2/25/25 - 4/20/68 (a); valued at $52,460) (Demand 2/7/19)	50,000	50,000
BNP Paribas, (2.45%, dated 12/20/18, due 3/21/19; proceeds $150,929; fully collateralized by various U.S. Government obligations, 0.00% - 6.75% due 5/15/19 - 11/15/45; valued at $153,056) (Demand 2/7/19)	150,000	150,000
BNP Paribas, (2.47%, dated 12/20/18, due 3/21/19; proceeds $1,006,244; fully collateralized by various U.S. Government agency securities, 2.23% - 7.50% due 5/1/19 - 12/1/48 and U.S. Government obligations, 0.63% - 2.75% due 1/15/20 - 5/31/23; valued at $1,029,937) (Demand 2/7/19)	1,000,000	1,000,000
BNP Paribas, (2.51%, dated 11/19/18, due 3/7/19; proceeds $100,753; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 9/1/26 - 11/1/48; valued at $103,740) (Demand 2/1/19) (a)	100,000	100,000

BNP Paribas, (Interest in $1,900,000 joint repurchase agreement, 2.58% dated 1/31/19 under which BNP Paribas, will repurchase the securities provided as collateral for $1,900,136 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $1,939,294)	1,500,000	1,500,000
BNP Paribas, (Interest in $350,000 joint repurchase agreement, 2.60% dated 1/31/19 under which BNP Paribas, will repurchase the securities provided as collateral for $350,025 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/1/48; valued at $360,412)	308,000	308,000
Canadian Imperial Bank of Commerce, (2.47%, dated 12/20/18, due 3/21/19; proceeds $679,214; fully collateralized by various U.S. Government agency securities, 3.00% - 5.00% due 10/1/28 - 10/1/48; valued at $695,844) (Demand 2/7/19)	675,000	675,000
Citibank NA, (2.42%, dated 1/25/19, due 2/1/19; proceeds $500,235; fully collateralized by various U.S. Government agency securities, 0.00% - 8.50% due 2/14/19 - 1/15/54 and U.S. Government obligations, 0.00% - 8.75% due 2/14/19 - 5/15/47 (a); valued at $510,358)	500,000	500,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 2.56% dated 1/31/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,117 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government obligations with various maturities to 11/15/28; valued at $1,682,500)	780,000	780,000
Credit Agricole Corp., (Interest in $850,000 joint repurchase agreement, 2.58% dated 1/31/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $850,061 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government agency securities with various maturities to 11/20/47; valued at $875,377)	48,000	48,000
Daiwa Capital Markets America, Inc., (2.51%, dated 1/31/19, due 2/7/19; proceeds $1,350,659; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 5/13/19 - 12/1/48 and U.S. Government obligations, 0.00% - 3.13% due 3/12/19 - 11/15/28 (a); valued at $1,388,524)	1,350,000	1,350,000
Daiwa Capital Markets America, Inc., (2.58%, dated 1/31/19, due 2/1/19; proceeds $650,047; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 1/8/20 - 12/20/48 and U.S. Government obligations, 0.00% - 3.00% due 2/14/19 - 2/15/45 (a); valued at $668,452)	650,000	650,000
Deutsche Bank Securities, Inc., (2.55%, dated 1/31/19, due 2/1/19; proceeds $650,046; fully collateralized by various U.S. Government obligations, 2.75% - 2.88% due 5/31/23 - 10/31/23; valued at $663,244)	650,000	650,000
Deutsche Bank Securities, Inc., (2.57%, dated 1/31/19, due 2/1/19; proceeds $500,036; fully collateralized by various U.S. Government agency securities, 2.50% - 7.00% due 11/1/20 - 11/1/48 and U.S. Government obligations, 0.00% due 5/15/22 - 11/15/42; valued at $514,639)	500,000	500,000
Fixed Income Clearing Corp., (2.56%, dated 1/31/19, due 2/1/19; proceeds $950,068; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/21 - 1/15/22; valued at $969,001)	950,000	950,000
ING Financial Markets LLC, (2.52%, dated 12/20/18, due 3/21/19; proceeds $377,389; fully collateralized by various U.S. Government agency securities, 2.25% - 5.50% due 4/1/20 - 10/1/48 and U.S. Government obligations, 2.00% - 2.63% due 10/31/22 - 1/31/26 (a); valued at $386,347)	375,000	375,000

ING Financial Markets LLC, (2.52%, dated 12/20/18, due 3/21/19; proceeds $503,185; fully collateralized by various U.S. Government agency securities, 2.74% - 6.50% due 7/1/24 - 11/1/48 and a U.S. Government obligation, 1.75% due 5/15/23 (a); valued at $515,160)	500,000	500,000
ING Financial Markets LLC, (2.57%, dated 1/31/19, due 2/1/19; proceeds $400,029; fully collateralized by various U.S. Government agency securities, 2.25% - 7.50% due 8/1/22 - 4/1/52 and U.S. Government obligations, 1.88% - 5.00% due 11/30/20 - 5/15/37 (a); valued at $411,783)	400,000	400,000
ING Financial Markets LLC, (2.57%, dated 1/31/19, due 2/1/19; proceeds $400,029; fully collateralized by various U.S. Government agency securities, 2.33% - 6.50% due 5/1/21 - 6/1/56 and U.S. Government obligations, 0.00% - 2.88% due 12/5/19 - 5/15/28 (a); valued at $411,434)	400,000	400,000
JP Morgan Securities LLC, (2.55%, dated 8/30/18, due 2/26/19; proceeds $101,275; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 6/15/25 - 12/16/57 (a); valued at $106,022) (Demand 2/1/19) (a)	100,000	100,000
JP Morgan Securities LLC, (2.55%, dated 1/31/19, due 2/1/19; proceeds $570,040; fully collateralized by a U.S. Government obligation, 2.00% due 11/15/26; valued at $581,566)	570,000	570,000
JP Morgan Securities LLC, (2.56%, dated 1/31/19, due 2/1/19; proceeds $300,021; fully collateralized by various U.S. Government agency securities, 0.00% - 6.18% due 8/4/20 - 2/22/41 and a U.S. Government obligation, 3.00% due 2/15/48; valued at $305,986)	300,000	300,000
JP Morgan Securities LLC, (2.57%, dated 1/31/19, due 2/1/19; proceeds $500,036; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 5/1/20 - 12/1/48 (a); valued at $514,795)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (2.47%, dated 12/20/18, due 3/21/19; proceeds $503,122; fully collateralized by various U.S. Government agency securities, 2.39% - 5.50% due 9/1/24 - 6/1/56 (a); valued at $515,180) (Demand 2/7/19)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (2.55%, dated 1/31/19, due 2/1/19; proceeds $200,014; fully collateralized by a U.S. Government obligation, 1.88% due 7/15/19; valued at $204,168)	200,000	200,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $900,000 joint repurchase agreement, 2.57% dated 1/31/19 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $900,064 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 12/1/48; valued at $927,000)	900,000	900,000
Mizuho Securities USA, Inc., (2.62%, dated 10/4/18, due 10/5/20; proceeds $105,285; fully collateralized by various U.S. Government agency securities, 1.60% - 12.00% due 1/25/21 - 8/25/47; valued at $105,006) (Demand 2/7/19) (a)	100,000	100,000
Mizuho Securities USA, Inc., (2.62%, dated 10/23/18, due 10/5/20; proceeds $52,574; fully collateralized by various U.S. Government agency securities, 2.19% - 10.75% due 6/25/21 - 10/25/46; valued at $52,452) (Demand 2/7/19) (a)	50,000	50,000
Mizuho Securities USA, Inc., (2.61%, dated 1/23/19, due 3/7/19; proceeds $100,310; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 2/25/20 - 12/25/46; valued at $105,000) (Demand 2/1/19) (a)	100,000	100,000
Natixis, (Interest in $2,250,000 joint repurchase agreement, 2.55% dated 1/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,250,159 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/48; valued at $2,296,361)	1,664,000	1,664,000

Natixis, (Interest in $2,250,000 joint repurchase agreement, 2.57% dated 1/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,250,161 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65; valued at $2,309,418)	2,170,000	2,170,000
Nomura Securities, (2.41%, dated 1/29/19, due 2/5/19; proceeds $400,187; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 10/9/19 - 11/20/48 and U.S. Government obligations, 0.00% - 8.13% due 5/15/19 - 8/15/48; valued at $410,179)	400,000	400,000
Nomura Securities, (2.58%, dated 1/31/19, due 2/1/19; proceeds $1,000,072; fully collateralized by various U.S. Government agency securities, 2.50% - 7.50% due 11/1/20 - 12/20/68 (a); valued at $1,029,901)	1,000,000	1,000,000
Norinchukin Bank, (2.52%, dated 12/14/18, due 3/20/19; proceeds $251,680; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $255,001)	250,000	250,000
Norinchukin Bank, (2.52%, dated 12/20/18, due 3/20/19; proceeds $352,205; fully collateralized by various U.S. Government obligations, 0.13% - 0.38% due 4/15/20 - 1/15/27; valued at $357,003)	350,000	350,000
Northwestern Mutual Life Insurance Company, (2.59%, dated 1/31/19, due 2/1/19; proceeds $844,996; fully collateralized by various U.S. Government obligations, 2.38% - 6.38% due 3/15/21 - 8/15/27; valued at $861,834)	844,935	844,935
Prudential Insurance Company of America, (2.59%, dated 1/31/19, due 2/1/19; proceeds $37,703; fully collateralized by various U.S. Government obligations, 2.75% - 2.88% due 11/15/42 - 11/15/46; valued at $38,454)	37,700	37,700
Prudential Legacy Insurance Company of New Jersey, (2.59%, dated 1/31/19, due 2/1/19; proceeds $815,765; fully collateralized by various U.S. Government obligations, 0.01% - 2.13% due 6/30/24 - 11/15/45; valued at $832,020)	815,706	815,706
RBC Dominion Securities, (2.47%, dated 12/20/18, due 3/21/19; proceeds $1,207,492; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 2/19/19 - 2/15/48; valued at $1,224,436) (Demand 2/7/19)	1,200,000	1,200,000
RBC Dominion Securities, (2.48%, dated 12/20/18, due 3/21/19; proceeds $301,881; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 9/1/41 - 11/20/48; valued at $308,776) (Demand 2/7/19)	300,000	300,000
Royal Bank of Canada, (2.46%, dated 12/20/18, due 3/21/19; proceeds $2,867,722; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 7/1/20 - 6/1/57 (a); valued at $2,935,607) (Demand 2/7/19)	2,850,000	2,850,000
Royal Bank of Canada, (2.60%, dated 1/18/19, due 2/19/19; proceeds $50,116; fully collateralized by various U.S. Government agency securities, 1.25% - 9.00% due 9/15/26 - 9/1/48; valued at $52,477) (Demand 2/7/19)	50,000	50,000
Societe Generale, (2.42%, dated 1/25/19, due 2/1/19; proceeds $500,235; fully collateralized by various U.S. Government agency securities, 3.00% - 5.97% due 9/1/20 - 1/20/64 (a); valued at $514,800)	500,000	500,000
Societe Generale, (2.52%, dated 1/2/19, due 3/20/19; proceeds $50,270; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 7/25/19 - 11/15/48; valued at $50,999)	50,000	50,000
Sumitomo Mitsui Banking Corp., (2.56%, dated 1/31/19, due 2/1/19; proceeds $700,050; fully collateralized by various U.S. Government obligations, 2.75% - 3.63% due 2/15/44 - 11/15/47; valued at $721,778)	700,000	700,000
TD Securities USA LLC, (2.57%, dated 1/31/19, due 2/1/19; proceeds $200,014; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 2/20/42 - 1/1/48; valued at $206,020)	200,000	200,000

Wells Fargo Securities LLC, (Interest in $1,150,000 joint repurchase agreement, 2.58% dated 1/31/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,150,082 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/47; valued at $1,172,688)	500,000	500,000
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 2.59% dated 1/31/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,084 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 12/1/48; valued at $1,200,154)	982,000	982,000
Total Repurchase Agreements (Cost $30,468,341)		30,468,341

U.S. Agency Securities (30.2%)
Federal Farm Credit Bank,
1 Month USD LIBOR - 0.14%, 2.39%, 3/8/19 (a)	100,000	100,000
1 Month USD LIBOR - 0.11%, 2.40%, 9/30/19 (a)	45,000	45,000
1 Month USD LIBOR - 0.12%, 2.40%, 8/2/19 (a)	265,000	264,997
1 Month USD LIBOR - 0.10%, 2.40%, 8/30/19 (a)	180,000	179,997
1 Month USD LIBOR - 0.11%, 2.41%, 9/6/19 (a)	200,000	200,000
1 Month USD LIBOR - 0.09%, 2.41%, 1/27/20 (a)	100,000	100,000
1 Month USD LIBOR - 0.09%, 2.42%, 5/30/19 (a)	300,000	299,995
3 Month USD LIBOR + 0.03%, 2.42%, 2/6/20 (a)(b)	40,000	40,000
1 Month USD LIBOR - 0.09%, 2.43%, 8/16/19 (a)	275,000	275,000
1 Month USD LIBOR - 0.08%, 2.43%, 7/15/19 – 11/12/19 (a)	411,000	410,998
1 Month USD LIBOR - 0.08%, 2.44%, 12/16/19 (a)	95,000	95,000
1 Month USD LIBOR - 0.07%, 2.44%, 4/18/19 – 4/27/20 (a)	209,000	208,996
1 Month USD LIBOR + 0.05%, 2.44%, 10/18/19 (a)	100,000	99,986
3 Month USD LIBOR + 0.05%, 2.44%, 10/21/20 (a)	280,000	279,976
1 Month USD LIBOR - 0.06%, 2.44%, 12/26/19 (a)	250,000	249,996
1 Month USD LIBOR - 0.06%, 2.44%, 4/3/19 – 7/20/20 (a)	178,830	178,830
3 Month USD LIBOR + 0.06%, 2.44%, 7/22/20 (a)	85,000	85,000
1 Month USD LIBOR - 0.07%, 2.45%, 9/12/19 – 12/18/19 (a)	315,000	314,996
3 Month USD LIBOR + 0.06%, 2.45%, 10/15/20 (a)	75,000	74,997
1 Month USD LIBOR - 0.05%, 2.45%, 3/29/19 – 8/27/20 (a)	360,000	359,966
3 Month USD LIBOR + 0.07%, 2.45%, 7/24/20 (a)	140,000	139,994
1 Month USD LIBOR - 0.05%, 2.46%, 7/11/19 – 1/22/20 (a)	485,000	484,992
1 Month USD LIBOR - 0.04%, 2.48%, 5/1/20 (a)	200,000	200,000
1 Month USD LIBOR - 0.01%, 2.49%, 7/20/20 (a)	175,000	174,980
1 Month USD LIBOR + 0.01%, 2.51%, 8/19/20 (a)	52,500	52,472
1 Month USD LIBOR + 0.01%, 2.53%, 8/28/20 (a)	325,000	325,000
1 Month USD LIBOR + 0.05%, 2.56%, 9/10/20 (a)	344,000	344,000
3 Month USD LIBOR - 2.92%, 2.59%, 10/7/20 – 12/17/20 (a)	200,000	199,979
1 Month USD LIBOR - 0.20%, 2.59%, 6/15/20 (a)	100,000	100,000
3 Month USD LIBOR - 0.18%, 2.59%, 4/29/20 (a)	50,000	50,000
3 Month USD LIBOR - 0.15%, 2.65%, 9/18/20 (a)	218,000	218,000
1 Month USD LIBOR - 0.17, 2.65%, 6/26/19 (a)	100,000	100,000
1 Month USD LIBOR + 0.22%, 2.72%, 10/21/19 (a)	175,000	175,366
Federal Home Loan Bank,
2.21%, 2/15/19 (c)	144,000	143,877
2.24%, 2/27/19 (c)	405,000	404,351
1 Month USD LIBOR - 0.12%, 2.39%, 2/20/19 (a)	250,000	250,000
1 Month USD LIBOR - 0.11%, 2.39%, 4/22/19 (a)	100,000	99,997
1 Month USD LIBOR - 0.10%, 2.41%, 10/23/19 (a)	75,000	75,000
1 Month USD LIBOR - 0.09%, 2.41%, 7/19/19 (a)	250,000	250,000
2.42%, 3/13/19 – 4/24/19 (c)	390,000	388,620
2.42%, 5/3/19 (b)(c)	90,000	89,454
1 Month USD LIBOR - 0.08%, 2.42%, 3/19/19 – 3/20/19 (a)	479,000	479,000
1 Month USD LIBOR - 0.08%, 2.43%, 2/4/19 – 7/25/19 (a)	352,500	352,500
1 Month USD LIBOR - 0.07%, 2.44%, 2/25/19 – 2/20/20 (a)	333,600	333,600
3 Month USD LIBOR - 0.15%, 2.44%, 11/7/19 (a)	75,000	75,056

3 Month USD LIBOR + 0.04%, 2.44%, 5/15/19 (a)	175,000	175,000
2.44%, 3/29/19 (c)	250,000	249,057
1 Month USD LIBOR - 0.06%, 2.44%, 2/20/20 (a)	250,000	250,000
3 Month USD LIBOR + 0.05%, 2.45%, 1/17/20 (a)	45,000	45,000
3 Month USD LIBOR - 0.34%, 2.46%, 4/9/19 – 4/12/19 (a)	700,000	700,000
2.46%, 4/9/19 – 6/21/19 (c)	340,000	337,027
3 Month USD LIBOR - 0.32%, 2.46%, 7/10/19 (a)	500,000	500,000
3 Month USD LIBOR + 0.07%, 2.47%, 11/15/19 (a)	372,000	372,000
2.47%, 5/29/19 – 6/5/19 (c)	250,000	247,997
3 Month USD LIBOR + 0.08%, 2.48%, 7/24/20 (a)	100,000	100,000
2.48%, 4/30/19 – 5/2/19 (c)	868,000	862,731
2.49%, 5/22/19 (c)	500,000	496,226
2.50%, 5/17/19	290,000	289,963
2.50%, 5/21/19 (c)	250,000	248,123
3 Month USD LIBOR - 0.32%, 2.50%, 3/27/19 (a)	125,000	125,000
3 Month USD LIBOR + 0.11%, 2.51%, 6/10/20 (a)	63,000	63,000
2.52%, 6/4/19 (c)	55,000	54,532
2.53%, 6/19/19 – 7/2/19 (c)	1,495,000	1,479,993
3 Month USD LIBOR - 0.28%, 2.54%, 9/27/19 (a)	540,000	540,000
3 Month USD LIBOR - 0.16%, 2.55%, 5/28/19 (a)	40,000	40,020
Federal National Mortgage Association,
3 Month USD LIBOR + 0.04%, 2.44%, 4/30/19 (a)	110,000	110,000
3 Month USD LIBOR + 0.07%, 2.47%, 10/30/19 (a)	75,000	75,000
3 Month USD LIBOR + 0.10%, 2.50%, 4/30/20 (a)	80,000	80,000
3 Month USD LIBOR + 0.12%, 2.52%, 7/30/19 (a)	25,000	25,004
Total U.S. Agency Securities (Cost $16,835,641)		16,835,641

U.S. Treasury Securities (15.4%)
U.S. Treasury Bills,
2.24%, 2/21/19 (d)	650,000	649,212
2.25%, 2/28/19 (d)	385,000	384,366
2.28%, 3/7/19 (d)	150,000	149,685
2.51%, 4/4/19 (d)	75,000	74,682
2.53%, 7/18/19 – 8/1/19 (d)	1,000,000	988,094
2.54%, 6/20/19 (d)	200,000	198,093
2.57%, 7/5/19 (d)	600,000	593,570
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.00%, 2.41%, 1/31/20 (a)	517,000	517,086
3 Month Treasury Money Market Yield + 0.03%, 2.44%, 4/30/20 (a)	605,000	605,130
3 Month Treasury Money Market Yield + 0.04%, 2.45%, 7/31/20 (a)	579,000	578,945
3 Month Treasury Money Market Yield + 0.05%, 2.45%, 10/31/20 (a)	910,000	910,023
0.75%, 7/15/19	300,000	297,629
0.88%, 5/15/19	50,000	49,767
1.25%, 5/31/19 – 6/30/19	790,000	785,924
1.63%, 4/30/19 – 6/30/19	573,000	571,123
3.13%, 5/15/19	1,258,000	1,260,087
Total U.S. Treasury Securities (Cost $8,613,416)		8,613,416
Total Investments (100.1%) (Cost $55,917,398) (e)(f)(g)		55,917,398
Liabilities in Excess of Other Assets (-0.1%)		(50,789)
Net Assets (100.0%)		$55,866,609

(a)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	All or a portion of the security is subject to delayed delivery.
(c)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(d)	Rate shown is the yield to maturity at January 31, 2019.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	54.5%
U.S. Agency Securities	30.1
U.S. Treasury Securities	15.4
Total Investments	100.0%

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (83.1%)
Federal Farm Credit Bank,
2.39%, 3/1/19 (a)	$25,000	$24,954
2.40%, 2/22/19 (a)	50,000	49,930
1 Month USD LIBOR - 0.10%, 2.42%, 9/25/19 (b)	100,000	99,983
1 Month USD LIBOR - 0.08%, 2.43%, 9/26/19 – 11/12/19(b)	55,000	55,000
1 Month USD LIBOR - 0.08%, 2.44%, 12/16/19 (b)	30,000	30,000
3 Month USD LIBOR + 0.05%, 2.44%, 10/18/19 (b)	26,700	26,696
3 Month USD LIBOR + 0.05%, 2.44%, 10/21/20 (b)	15,000	14,999
1 Month USD LIBOR - 0.06%, 2.44%, 12/26/19 (b)	150,000	149,997
1 Month USD LIBOR - 0.07%, 2.45%, 9/12/19 – 12/18/19(b)	85,000	84,999
1 Month USD LIBOR - 0.05%, 2.45%, 3/29/19 – 5/29/20(b)	30,000	30,000
2.49%, 5/31/19 – 6/3/19(a)	130,000	128,922
1 Month USD LIBOR - 0.01%, 2.49%, 7/20/20 (b)	12,000	11,999
1 Month USD LIBOR + 0.01%, 2.53%, 8/28/20 (b)	20,000	20,000
3 Month USD LIBOR - 0.20%, 2.59%, 6/15/20 (b)	5,000	5,000
3 Month USD LIBOR - 0.17, 2.65%, 6/26/19 (b)	25,000	25,000
1 Month USD LIBOR + 0.18%, 2.69%, 2/25/19 (b)	40,700	40,707
Federal Home Loan Bank,
2.29%, 2/1/19(a)	830,000	830,000
2.37%, 2/27/19(a)	140,000	139,761
2.38%, 2/6/19 (a)	18,000	17,994
2.39%, 2/8/19 (a)	1,000	1,000
2.40%, 3/14/19 – 3/20/19(a)	204,000	203,392
1 Month USD LIBOR - 0.08%, 2.42%, 3/20/19 (b)	10,000	10,000
1 Month USD LIBOR - 0.08%, 2.43%, 2/4/19 (b)	35,000	35,000
1 Month USD LIBOR - 0.07%, 2.44%, 2/20/20 (b)	17,000	16,999
3 Month USD LIBOR + 0.04%, 2.44%, 5/15/19 – 6/21/19(b)	40,000	40,000
2.46%, 4/9/19 – 6/21/19(a)	75,000	74,536
2.48%, 4/30/19 – 5/2/19(a)	470,000	467,171
2.53%, 5/31/19 – 6/6/19(a)	151,000	149,727
3 Month USD LIBOR - 0.28%, 2.54%, 9/27/19 (b)	9,000	9,000
Tennessee Valley Authority,
2.40%, 2/5/19 (a)	100,000	99,973
2.41%, 2/12/19(a)	97,000	96,929
Total U.S. Agency Securities (Cost $2,989,668)		2,989,668

U.S. Treasury Securities (19.5%)
U.S. Treasury Bills,
2.44%, 2/19/19 – 3/21/19(c)	75,000	74,860
2.45%, 2/5/19(c)	100,000	99,973
2.51%, 4/4/19 (c)	25,000	24,894
2.53%, 6/20/19(c)	85,000	84,190
2.57%, 7/5/19 (c)	25,000	24,732
2.43%, 3/5/19 (c)(d)	100,000	99,814
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.00%, 2.41%, 1/31/20 (b)	40,000	40,008
3 Month Treasury Money Market Yield + 0.03%, 2.44%, 4/30/20 (b)	13,000	13,003
3 Month Treasury Money Market Yield + 0.05%, 2.45%, 10/31/20 (b)	25,000	25,001
1.25%, 5/31/19 – 6/30/19	45,000	44,787
1.38%, 2/28/19	50,000	49,968
1.63%, 6/30/19	100,000	99,648
3.13%, 5/15/19	20,000	20,033
Total U.S. Treasury Securities (Cost $700,911)		700,911
Total Investments (102.6%) (Cost $3,690,579) (e)(f)(g)		3,690,579
Liabilities in Excess of Other Assets (-2.6%)		(94,301)
Net Assets (100.0%)		$3,596,278

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Rate shown is the yield to maturity at January 31, 2019.
(d)	All or a portion of the security is subject to delayed delivery.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	81.0%
U.S. Treasury Securities	19.0
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (56.8%)
BNP Paribas, (2.45%, dated 12/20/18, due 3/21/19; proceeds $352,168; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 7/5/19 - 2/15/47; valued at $356,792) (Demand 2/7/19)	$350,000	$350,000
BNP Paribas, (Interest in $1,900,000 joint repurchase agreement, 2.58% dated 1/31/19 under which BNP Paribas, will repurchase the securities provided as collateral for $1,900,136 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $1,939,294)	400,000	400,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 2.56% dated 1/31/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,117 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government obligations with various maturities to 11/15/28; valued at $1,682,500)	870,000	870,000
Deutsche Bank Securities, Inc., (2.55%, dated 1/31/19, due 2/1/19; proceeds $700,050; fully collateralized by various U.S. Government obligations, 0.00% due 2/15/20 - 8/15/38; valued at $714,090)	700,000	700,000
Fixed Income Clearing Corp., (2.56%, dated 1/31/19, due 2/1/19; proceeds $4,000,284; fully collateralized by various U.S. Government obligations, 0.13% - 2.88% due 3/15/21 - 11/15/21; valued at $4,080,005)	4,000,000	4,000,000
Merrill Lynch Pierce Fenner & Smith, (2.41%, dated 1/18/19, due 2/19/19; proceeds $250,536; fully collateralized by various U.S. Government obligations, 0.13% - 3.88% due 4/15/21 - 4/15/29; valued at $254,797) (Demand 2/7/19)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (2.55%, dated 1/31/19, due 2/1/19; proceeds $250,018; fully collateralized by various U.S. Government obligations, 2.75% - 3.88% due 8/31/23 - 4/15/29; valued at $254,658)	250,000	250,000
Metropolitan Life Insurance Co., (2.58%, dated 1/31/19, due 2/1/19; proceeds $150,012; fully collateralized by a U.S. Government obligation, 1.38% due 5/31/20; valued at $153,001)	150,001	150,001
Natixis, (Interest in $2,250,000 joint repurchase agreement, 2.55% dated 1/31/19 under which Natixis, will repurchase the securities provided as collateral for $2,250,159 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/48; valued at $2,296,361)	552,000	552,000
Norinchukin Bank, (2.52%, dated 12/20/18, due 3/20/19; proceeds $402,520; fully collateralized by a U.S. Government obligation, 0.38% due 1/15/27; valued at $408,004)	400,000	400,000
Prudential Insurance Company of America, (2.59%, dated 1/31/19, due 2/1/19; proceeds $264,078; fully collateralized by various U.S. Government obligations, 0.01% - 2.88% due 5/15/20 - 11/15/46; valued at $269,340)	264,059	264,059
Prudential Legacy Insurance Company of New Jersey, (2.59%, dated 1/31/19, due 2/1/19; proceeds $149,261; fully collateralized by a U.S. Government obligation, 0.01% due 11/15/28; valued at $152,235)	149,250	149,250
RBC Dominion Securities, (2.47%, dated 12/20/18, due 3/21/19; proceeds $804,995; fully collateralized by various U.S. Government obligations, 0.88% - 4.63% due 5/15/19 - 11/15/46; valued at $816,549) (Demand 2/7/19)	800,000	800,000

RBC Dominion Securities, (2.55%, dated 1/31/19, due 2/1/19; proceeds $500,035; fully collateralized by various U.S. Government obligations, 0.13% - 4.50% due 4/15/19 - 2/15/48; valued at $509,653)	500,000	500,000
Societe Generale, (2.50%, dated 1/7/19, due 3/20/19; proceeds $125,625; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 7/31/20 - 5/15/47; valued at $127,516)	125,000	125,000
Societe Generale, (2.52%, dated 1/2/19, due 3/20/19; proceeds $552,965; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 2/28/19 - 5/15/48; valued at $560,067)	550,000	550,000
Wells Fargo Securities LLC, (Interest in $1,150,000 joint repurchase agreement, 2.58% dated 1/31/19 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,150,082 on 2/1/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/47; valued at $1,172,688)	650,000	650,000
Total Repurchase Agreements (Cost $10,960,310)		10,960,310

U.S. Treasury Securities (43.3%)
U.S. Treasury Bills,
2.42%, 3/14/19 – 3/21/19(a)	907,062	904,238
2.51%, 4/4/19 (a)	50,000	49,788
2.52%, 6/27/19(a)	250,000	247,513
2.53%, 7/18/19 – 8/1/19(a)	774,790	765,446
2.54%, 6/20/19(a)	1,200,464	1,189,006
2.57%, 7/5/19 (a)	225,000	222,589
U.S. Treasury Notes,
0.88%, 5/15/19	100,000	99,551
1.25%, 5/31/19 – 6/30/19	820,000	816,152
1.38%, 2/28/19	50,000	49,968
1.63%, 4/30/19 – 6/30/19	250,000	249,141
3 Month Treasury Money Market Yield + 0.00%, 2.41%, 1/31/20 (b)	789,000	789,010
3 Month Treasury Money Market Yield + 0.03%, 2.44%, 4/30/20 (b)	1,027,000	1,027,224
3 Month Treasury Money Market Yield + 0.04%, 2.45%, 7/31/20 (b)	657,000	656,882
3 Month Treasury Money Market Yield + 0.05%, 2.45%, 10/31/19 – 10/31/20(b)	446,780	446,814
3 Month Treasury Money Market Yield + 0.06%, 2.47%, 7/31/19 (b)	115,000	115,028
3 Month Treasury Money Market Yield + 0.07%, 2.48%, 4/30/19 (b)	375,000	375,074
3.13%, 5/15/19	355,135	355,724
Total U.S. Treasury Securities (Cost $8,359,148)		8,359,148
Total Investments (100.1%) (Cost $19,319,458) (c)(d)		19,319,458
Liabilities in Excess of Other Assets (-0.1%)		(13,568)
Net Assets (100.0%)		$19,305,890

(a)	Rate shown is the yield to maturity at January 31, 2019.
(b)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	56.7%
U.S. Treasury Securities	43.3
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (104.8%)
U.S. Treasury Bills,
2.25%, 2/28/19(a)	$175,000	$174,711
2.28%, 2/7/19 (a)	150,000	149,944
2.39%, 3/26/19 (a)	200,000	199,308
2.42%, 3/5/19 – 4/2/19(a)(b)	4,955,000	4,942,901
2.43%, 2/5/19(a)	1,475,000	1,474,608
2.44%, 2/19/19 – 3/21/19(a)	5,700,000	5,684,543
2.45%, 3/28/19 (a)	300,000	298,900
2.46%, 5/2/19 (a)	100,000	99,398
2.51%, 4/4/19 (a)	250,000	248,939
2.52%, 6/27/19 – 8/1/19(a)	405,000	400,430
2.55%, 6/20/19 (a)	59,536	58,964
2.57%, 7/5/19 (a)	275,000	272,053
U.S. Treasury Notes,
0.75%, 7/15/19	175,000	173,636
0.88%, 5/15/19	120,000	119,471
1.13%, 2/28/19	100,000	99,903
1.25%, 4/30/19 – 6/30/19	1,425,464	1,421,062
1.38%, 2/28/19	275,000	274,824
1.50%, 5/31/19	720,000	717,735
1.63%, 4/30/19	20,000	19,961
2.40%, 3/15/19	60,000	59,902
3 Month Treasury Money Market Yield + 0.00%, 2.41%, 1/31/20 (c)	1,516,000	1,516,039
3 Month Treasury Money Market Yield + 0.03%, 2.44%, 4/30/20 (c)	1,053,000	1,053,225
3 Month Treasury Money Market Yield + 0.04%, 2.45%, 7/31/20 (c)	420,000	419,954
3 Month Treasury Money Market Yield + 0.05%, 2.45%, 10/31/19 – 10/31/20(c)	251,780	251,797
3 Month Treasury Money Market Yield + 0.07%, 2.48%, 4/30/19 (c)	506,000	506,113
3.13%, 5/15/19	826,000	827,463
Total Investments (104.8%) (Cost $21,465,164) (d)(e)(f)		21,465,784
Liabilities in Excess of Other Assets (-4.8%)		(992,246)
Net Assets (100.0%)		$20,473,538

(a)	Rate shown is the yield to maturity at January 31, 2019.
(b)	All or a portion of the security is subject to delayed delivery.
(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (101.4%)
Weekly Variable Rate Bonds (a) (70.1%)
Austin, TX, Water & Wastewater System Ser 2008
1.44%, 5/15/31	$19,830	$19,830
Colorado Springs, CO, Utilities System Sub Lien Ser 2008 A
1.44%, 11/1/38	6,430	6,430
Columbia, SC, Waterworks & Sewer System Ser 2009
1.43%, 2/1/38	6,200	6,200
Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B
1.50%, 10/1/40	20,000	20,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A
1.43%, 4/1/38	18,000	18,000
District of Columbia Water & Sewer Authority,
Public Utility SE
1.39%, 10/1/50	6,170	6,170
Public Utility Ser 2014 B-2
1.43%, 10/1/50	7,175	7,175
Emery County, UT, Pacificorp Ser 1994
1.45%, 11/1/24	24,500	24,500
Gainesville, FL, Utilities System 2012 Ser B
1.50%, 10/1/42	4,300	4,300
Hennepin County, MN, Ser 2018 B
1.38%, 12/1/38	20,000	20,000
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2012 I-1
1.43%, 11/15/26	2,235	2,235
Houston, TX,
Airport Sub Lien Ser 2010 (AMT)
1.50%, 7/1/30	10,000	10,000
Combined Utility System First Lien Ser 2004 B-2
1.43%, 5/15/34	5,700	5,700
Combined Utility System First Lien Ser 2004 B-5
1.43%, 5/15/34	3,400	3,400
Indiana Finance Authority, Trinity Health Ser 2008 D-1
1.40%, 12/1/34	10,545	10,545
King County, WA, Junior Lien Sewer Ser 2001 B
1.45%, 1/1/32	6,300	6,300
Massachusetts Department of Transportation, Metropolitan Highway System Ser 2010 A-1
1.45%, 1/1/37	9,300	9,300
Massachusetts Water Resources Authority,
Gen Ser 2008 A-3
1.46%, 8/1/37	1,520	1,520
Multi-Modal Sub 1999 Ser B
1.42%, 8/1/28	900	900
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2
1.42%, 10/1/39	10,250	10,250
Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2017 C
1.48%, 9/1/47	23,500	23,500
New York State Energy Research & Development Authority Facilities, Consolidated Edison Co., Ser 2005 Subser A-2
1.47%, 5/1/39	9,700	9,700
New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A
1.45%, 11/15/37	3,400	3,400

Orlando Utilities Commission, FL, Utility System Ser 2008
1.42%, 10/1/33	15,200	15,200
RBC Municipal Products Trust Inc, MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130
1.32%, 11/1/23 (b)	8,000	8,000
RBC Municipal Products Trust Inc, NY, New York City Municipal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates Ser 2018-E-129
1.46%, 11/15/22 (b)	24,500	24,500
Texas,
Veterans Ser 2012
1.46%, 12/1/42	11,700	11,700
Veterans Ser 2015 B
1.50%, 6/1/46	10,800	10,800
Texas Transportation Commission, State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1
1.40%, 4/1/32	20,000	20,000
University of Texas Regents,
Financing System Ser 2008 B
1.42%, 8/1/32	10,000	10,000
Permanent University Fund Ser 2008 A
1.35%, 7/1/38	15,280	15,280
Utah Water Finance Agency, Ser 2008 B
1.46%, 10/1/37	7,070	7,070
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs
1.42%, 6/1/23	5,000	5,000
		356,905
Daily Variable Rate Bonds (a) (22.2%)
East Baton Rouge Parish, LA, Exxon Mobil Corp Ser 2010 A
1.60%, 8/1/35	16,100	16,100
Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013OH
1.70%, 12/1/46 (c)	9,000	9,002
JP Morgan Chase & Co, PA, Pittsburgh Water & Sewer System Ser A PUTTERs Ser 5020
1.59%, 6/1/20 (b)	15,000	15,000
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012
1.69%, 11/1/19 (b)	19,000	19,000
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G
1.60%, 11/1/35	19,100	19,100
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5
1.67%, 5/1/34	15,000	15,000
New York City,NY, Fiscal 2012 Subser G-6
1.65%, 4/1/42	20,000	20,000
		113,202
Commercial Paper (8.0%)
California Department of Water Resources, Ser 1
1.82%, 2/5/19	10,000	10,001
Dallas, TX,
Waterworks and Sewer System Commercial Paper Notes, Ser D-1
1.52%, 3/6/19	7,300	7,300
1.75%, 2/6/19	5,600	5,600
Houston, TX, Ser G-2
1.50%, 2/12/19	2,000	2,000
Lincoln, NE, Lincoln Electric System Ser 2018
1.82%, 2/5/19	4,800	4,800

Omaha Public Power District, NE, Ser A
1.81%, 2/4/19	11,000	11,000
		40,701
Floating Rate Notes (a) (1.1%)
Kansas Department of Transportation, Highway Ser 2014 B-5
2.09%, 9/1/19	5,500	5,506
		5,506
Total Investments (101.4%) (Cost $516,311) (d)(e)(f)		516,314
Liabilities in Excess of Other Assets (-1.4%)		(7,289)
Net Assets (100.0%)		$509,025

(a)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund engaged in cross-trade purchases of approximately $1,900,000, which resulted in no net realized gains or losses.

(f)

At January 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $3,000.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	69.1%
Daily Variable Rate Bonds	21.9
Commercial Paper	7.9
Other*	1.1
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$121,610	23.9%
New York	91,600	18.0
District of Columbia	41,595	8.2
Nebraska	39,300	7.7
Utah	31,570	6.2
Florida	21,735	4.3
Delaware	20,000	3.9
Minnesota	20,000	3.9
Massachusetts	19,720	3.9
Mississippi	19,100	3.7
Louisiana	16,100	3.1
Pennsylvania	15,000	2.9
Indiana	10,545	2.1
California	10,001	2.0
Ohio	9,002	1.8
Colorado	6,430	1.3
Washington	6,300	1.2
South Carolina	6,200	1.2
Kansas	5,506	1.1
Maryland	5,000	1.0
	$516,314	101.4%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2019 (unaudited)

Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2019:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$54,167	$—	$54,167
Commercial Paper	—	391,148	—	391,148
Floating Rate Notes	—	791,034	—	791,034
Repurchase Agreements	—	721,000	—	721,000
Time Deposits	—	278,000	—	278,000
Total Assets	$—	$2,235,349	$—	$2,235,349

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$40,011	$—	$40,011
Commercial Paper	—	1,610,054	—	1,610,054
Floating Rate Notes	—	3,581,982	—	3,581,982
Repurchase Agreements	—	3,225,000	—	3,225,000
Time Deposits	—	1,073,000	—	1,073,000
Total Assets	$—	$9,530,047	$—	$9,530,047

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$30,468,341	$—	$30,468,341
U.S. Agency Securities	—	16,835,641	—	16,835,641
U.S. Treasury Securities	—	8,613,416	—	8,613,416
Total Assets	$—	$55,917,398	$—	$55,917,398

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$2,989,668	$—	$2,989,668
U.S. Treasury Securities	—	700,911	—	700,911
Total Assets	$—	$3,690,579	$—	$3,690,579

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$10,960,310	$—	$10,960,310
U.S. Treasury Securities	—	8,359,148	—	8,359,148
Total Assets	$—	$19,319,458	$—	$19,319,458

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$21,465,784	$—	$21,465,784
Total Assets	$—	$21,465,784	$—	$21,465,784

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$356,905	$—	$356,905
Daily Variable Rate Bonds	—	113,202	—	113,202
Commercial Paper	—	40,701	—	40,701
Floating Rate Notes	—	5,506	—	5,506
Total Assets	$—	$516,314	$—	$516,314

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2019